Short-term Loans (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Aug. 09, 2018 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Loan
Short-term loan, fixed interest rate (as a percent)		4.57%	0.65%	4.57%
Weighted average interest rate for the outstanding short-term loans (as a percent)		0.86%	2.38%	0.86%
Deposits to secure short-term loan		¥ 1,295.0	¥ 1,595.0	$ 198.5
Credit facilities not utilized				1,410.6
Syndicated facility agreement
Short-term Loan
Short-term loan, maturity term	3 years
Aggregate amount of facilities agreement	$ 500.0
Number of mandated lead arrangers and bookrunners | item	4
Commitment fee	0.20%
Borrowings outstanding				500.0
Syndicated facility agreement | LIBOR
Short-term Loan
Basis points	0.95%
Guarantee agreements
Short-term Loan
Aggregate amount of facilities agreement				1,523.0
Unutilized amount of credit facilities taken by its subsidiaries				$ 446.1
Equal to or more than
Short-term Loan
Short-term loan, maturity term		7 days	7 days
Less than
Short-term Loan
Short-term loan, maturity term		1 year	1 year